Pensions and Other Benefits - Amounts Recognized in Accumulated Other Comprehensive Losses (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total (Note 9)	2,282	1,593
Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment gains	3,895	2,982
Deferred investment gains	(803)	(738)
Prior service cost	(20)	(88)
Deferred income tax	(858)	(613)
Total (Note 9)	2,214	1,543
Other Postretirement Benefit Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment gains	86	61
Prior service cost	5	5
Deferred income tax	(23)	(16)
Total (Note 9)	68	50